Capital stock (Details 1) - Number of Common Shares	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Statement [Line Items]
Balance, beginning of year	1,237,700	1,477,700	638,400
Granted	40,000	0	1,205,000
Exercised		0	(185,000)
Forfeited, cancelled or expired	(115,700)	(240,000)	(180,700)
Balance, end of year	1,162,000	1,237,700	1,477,700
Options exercisable, end of period	582,000	385,700	332,700
Weighted average exercise price, beginning of year	$ 1.72	$ 1.72	$ 3.05
Weighted average exercise price, Granted	1.25	0	1.25
Weighted average exercise price, Exercised		0	0.30
Weighted average exercise price, Forfeited, cancelled or expired	(1.55)	(4.02)	(4.76)
Weighted average exercise price, end of period	1.24	1.27	1.72
Weighted average exercise price, exercisable	$ 1.23	$ 1.31	$ 3.32